Warrants (Details) - Schedule of reconciliation of fair values - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrants (Details) - Schedule of reconciliation of fair values [Line Items]
Balance at beginning
Fair value of warrants issued in the HL Transaction / Fusion Fuel re-organization	€ 68,334
Warrants exercised	(2,416)
Fair value movement	(12,986)
Balance at ending	52,932
Tradeable [Member]
Warrants (Details) - Schedule of reconciliation of fair values [Line Items]
Balance at beginning
Fair value of warrants issued in the HL Transaction / Fusion Fuel re-organization	47,766
Warrants exercised	(2,416)
Fair value movement	(9,077)
Balance at ending	36,273
Non-Tradeable [Member]
Warrants (Details) - Schedule of reconciliation of fair values [Line Items]
Balance at beginning
Fair value of warrants issued in the HL Transaction / Fusion Fuel re-organization	20,568
Warrants exercised
Fair value movement	(3,909)
Balance at ending	€ 16,659